INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of current and deferred components of income tax expenses (benefits)
	Years ended December 31,
	2012	2013	2014

Current	3,179	8,302	3,740
Deferred	(2,303)	(820)	392

Total income tax expenses	876	7,482	4,132

Schedule of principal components of deferred income taxes

	December 31,
	2013	2014

Current deferred tax assets
Deferred income-current	104	78
Accrued expenses (i)	6,671	6,656
Less: Valuation allowance	(636)	(609)

Net current deferred tax assets	6,139	6,125

Noncurrent deferred tax assets
Deferred income-noncurrent	78	—
Net operating loss carry forwards	4,025	5,939
Less: Valuation allowance	(2,643)	(4,856)

Net noncurrent deferred tax assets	1,460	1,083

(i)

Accrued expenses deferred tax assets relate to accrued advertising, payroll and welfare expenses. According to the EIT law, accrued payments related to certain employee expenses, including employee payroll and certain welfare expenses, are not deductible for tax until the actual payments occur. The EIT law also limits the amount of advertising expenses deductible for any period to no more than 15% of gross revenue of such period and permits the amount of the advertising expense in excess of such 15% limit to be carried forward to future periods.

Schedule of reconciliation between total income tax expenses and the amount computed by applying the PRC EIT statutory rate to income before income taxes

	Years ended December 31,
	2012	2013	2014

Expected income tax expenses at PRC EIT statutory rate of 25%	656	5,594	(1,498)
Effect of preferential tax rate and tax holiday	745	(601)	1,285
Effect on tax rates in different tax jurisdictions (i)	(228)	6	1,595
Tax effect of expenses that are not deductible in determining taxable profit (ii)	226	806	564
Changes in valuation allowance	(523)	1,677	2,186

Total income tax expenses	876	7,482	4,132

(i)

Effect on tax rates in different tax jurisdictions relates to the interest income and exchange gains generated by the Company and Xueda HK from its RMB-denominated deposits, which are exempted in Cayman Islands, and not subject to Hong Kong income taxes in accordance with the Hong Kong Inland Revenue Ordinance as Xueda HK is an investment holding company with no substantive business operations in Hong Kong.

(ii)	Expenses not deductible for tax purposes include impairment losses, entertainment expenses, employees’ training expenses that are not deductible in the computation of net income before income taxes.

Schedule of impact on tax provision and earnings per share from tax holidays granted

	Years ended December 31,
	2012	2013	2014

Decrease (increase) in income tax expense	(745)	601	(1,285)
Increase (reduction) in net income per share-basic	0.01	(0.00)	0.01
Increase (reduction) in net income per share-diluted	0.01	(0.00)	0.01